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                          SUPPLEMENT DATED MAY 1, 1999
                                  TO PROSPECTUS
                                DATED MAY 1, 1999
                GRANDMASTER III FLEXIBLE PREMIUM VARIABLE ANNUITY
                        INTEGRITY LIFE INSURANCE COMPANY



Fidelity VIP III Mid Cap Fund is not currently available.









THIS SUPPLEMENT MODIFIES THE PROSPECTUS AND SHOULD BE READ AND RETAINED.